UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 85.0%
	ARGENTINA – 1.3%
27,000	Arcos Dorados Holdings, Inc. - Class A	$356,670

	AUSTRALIA – 5.9%
51,815	Bradken Ltd.	299,784
49,270	GrainCorp Ltd.	469,330
577,565	Lynas Corp. Ltd.*	381,896
11,976	Newcrest Mining Ltd.	304,996
62,418	Whitehaven Coal Ltd.	210,874
		1,666,880

	BRAZIL – 4.3%
80	CCR S.A.	717
28,400	Kroton Educacional S.A.*	464,496
11,300	Localiza Rent a Car S.A.	200,070
22,250	Natura Cosmeticos S.A.	555,839
		1,221,122

	CANADA – 6.3%
20,100	Goldcorp, Inc.	826,311
3,000	Northern Property Real Estate Investment Trust - REIT	96,901
10,000	Talisman Energy, Inc.	138,980
42,000	Yamana Gold, Inc.	719,460
		1,781,652

	CHILE – 0.8%
228,585	AquaChile S.A.*	133,266
8,323,218	Corpbanca	99,303
		232,569

	CHINA – 6.6%
14,000	Aluminum Corp. of China Ltd. - ADR*	135,240
14,000	China Eastern Airlines Corp. Ltd. - ADR*	213,360
22,800	Home Inns & Hotels Management, Inc. - ADR*	525,768
44,000	Jiangxi Copper Co., Ltd. - Class H	95,534
50,300	Ping An Insurance Group Co. - Class H	363,179
116,500	Sun Art Retail Group Ltd.	147,053
3,300	Tencent Holdings Ltd.	100,839
96,000	Tingyi Cayman Islands Holding Corp.	284,066
		1,865,039

	COLOMBIA – 2.1%
17,294	Banco Davivienda S.A.	203,849
50	Constructora Conconcreto S.A.	34

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COLOMBIA (Continued)
45,094	Grupo Odinsa S.A.	$229,178
6,525	Pacific Rubiales Energy Corp.	159,526
		592,587

	DENMARK – 3.0%
3,105	Novo Nordisk A/S - Class B	489,009
13,350	Novozymes A/S	370,248
		859,257

	FINLAND – 1.2%
118,000	Nokia Corp. - ADR	332,760

	FRANCE – 2.2%
3,750	LVMH Moet Hennessy Louis Vuitton S.A.	612,233

	HONG KONG – 3.3%
71,800	AIA Group Ltd.	246,710
44,000	China Overseas Land & Investment Ltd.	99,392
27,900	Dairy Farm International Holdings Ltd.	301,320
212,000	Guangdong Investment Ltd.	156,623
10,800	Hong Kong Exchanges and Clearing Ltd.	143,425
		947,470

	IRELAND – 3.3%
266,890	Kenmare Resources PLC*	162,309
2,530	Paddy Power PLC	176,996
19,400	Shire PLC	590,212
		929,517

	JAPAN – 3.6%
39,700	Rakuten, Inc.	383,335
10,600	Seven & I Holdings Co., Ltd.	321,540
51,800	Toray Industries, Inc.	316,245
		1,021,120

	JERSEY – 1.6%
4,400	Randgold Resources Ltd. - ADR	453,068

	MALAYSIA – 0.4%
16,800	Petronas Gas BHD	104,445

	MEXICO – 1.0%
3,000	Grupo Televisa SAB - ADR	68,940
55,000	Industrias Bachoco S.A.B. de C.V.	102,783
209,245	Urbi Desarrollos Urbanos S.A.B. de C.V.*	106,336
		278,059

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY – 3.8%
10,000	Seadrill Ltd.	$412,200
26,160	Statoil ASA	671,678
		1,083,878

	PHILIPPINES – 0.4%
169,800	Manila Water Co., Inc.	109,164

	POLAND – 1.1%
1,355	Bank Zachodni WBK S.A.	95,258
2,340	KGHM Polska Miedz S.A.	91,714
1,320	Powszechny Zaklad Ubezpieczen S.A.	137,604
		324,576

	SINGAPORE – 3.2%
50,000	Goodpack Ltd.	74,007
46,000	Hyflux Ltd.	50,188
14,507	Keppel Corp. Ltd.	130,231
102,000	Keppel Land Ltd.	277,401
31,000	SIA Engineering Co., Ltd.	104,204
10,000	Singapore Exchange Ltd.	56,478
70,000	StarHub Ltd.	202,728
		895,237

	SWEDEN – 0.6%
5,225	Svenska Handelsbanken A.B. - A Shares	182,183

	SWITZERLAND – 2.2%
1,012	Cie Financiere Richemont S.A.	62,064
8,800	Nestle S.A. - ADR	548,328
		610,392

	THAILAND – 0.8%
516,400	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	224,128

	TURKEY – 1.8%
36,230	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	505,850

	UNITED KINGDOM – 3.8%
14,505	BG Group PLC	296,650
8,000	Ensco PLC - ADR	458,960
15,290	Tullow Oil PLC	330,914
		1,086,524

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES – 20.4%
10,000	Achillion Pharmaceuticals, Inc.*	$70,300
1,200	Apple, Inc.	798,288
4,000	Bank of Marin Bancorp	156,880
400	BlackRock, Inc.	70,548
13,000	Cheniere Energy, Inc.*	191,880
1,000	eBay, Inc.*	47,470
4,000	EMC Corp.*	105,160
16,500	Freeport-McMoRan Copper & Gold, Inc.	595,815
3,000	General Electric Co.	62,130
3,000	Knight Transportation, Inc.	42,900
6,000	Lennar Corp. - Class A	194,580
7,000	McDonald's Corp.	626,430
34,000	MGM Resorts International*	335,240
6,000	Nuance Communications, Inc.*	143,100
19,000	OncoGenex Pharmaceutical, Inc.*	260,110
700	Precision Castparts Corp.	112,756
8,215	Schlumberger Ltd.	594,602
1,000	Stratasys, Inc.*	64,660
2,000	Toll Brothers, Inc.*	65,440
20,000	U.S. Bancorp	668,200
2,000	Ultra Petroleum Corp.*	41,120
24,000	Vivus, Inc.*	514,800
		5,762,409

	TOTAL COMMON STOCKS (Cost $24,414,681)	24,038,789

	RIGHTS – 0.0%
	AUSTRALIA – 0.0%
4,479	GrainCorp Ltd.*	3,841

	TOTAL RIGHTS (Cost $0)	3,841

	SHORT-TERM INVESTMENTS – 10.1%
2,862,411	Fidelity Institutional Government Portfolio, 0.01%1	2,862,411

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,862,411)	2,862,411

	TOTAL INVESTMENTS – 95.1% (Cost $27,277,092)	26,905,041
	Other Assets in Excess of Liabilities – 4.9%	1,398,512

	TOTAL NET ASSETS – 100.0%	$28,303,553

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting..  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At August 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,730,644

Gross unrealized appreciation	$1,499,887
Gross unrealized depreciation	(2,325,490)
Unrealized depreciation on foreign currency	(865)
Net unrealized depreciation on investments and foreign currency translations	$(826,468)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 21 (Observable Inputs)	Level 32 (Unobservable Inputs)	Total
Investments
Common Stocks
Consumer Discretionary	$3,978,527	$-	$-	$3,978,527
Consumer Staples	3,369,375	-	-	3,369,375
Energy	3,507,383	-	-	3,507,383
Financials	3,121,439	-	-	3,121,439
Health care	1,924,432	-	-	1,924,432
Industrials	1,469,371	-	-	1,469,371
Information Technology	1,592,277	-	-	1,592,277
Materials	4,452,836	-	-	4,452,836
Telecommunication Services	202,728	-	-	202,728
Utilities	315,976	104,445	-	420,421
Rights	-	3,841	-	3,841
Short-Term Investments	2,862,411	-	-	2,862,411
Total Investments	$26,796,755	$108,286	$-	$26,905,041

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

The following is a reconciliation of transfers between Levels for the Jubak Global Equity Fund from May 31, 2012 to August 31, 2012, represented by recognizing the August 31, 2012 market value of securities:

Transfers into Level 1	$34
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$34

Transfers into Level 2	$-
Transfers out of Level 2	(34)
Net transfers in (out) of Level 2	$(34)

The Funds recognize transfers between the levels as of the end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable beginning of the fiscal year and were categorized as Level 2. Application of fair valuation adjustment factors was not deemed necessary at the end of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 1. These securities represent the only transfers between each of the three Levels.

1In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.

2The fund did not hold any Level 3 securities at August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	10/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	10/30/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	10/30/12

* Print the name and title of each signing officer under his or her signature.